Offerings - Offering: 1	Jul. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 19,487,607.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,691.24
Offering Note	(i) Title of each class of securities to which transaction applies: Common Stock, $0.0001 par value per share, of the Registrant (Common Stock) Preferred Stock, $0.0001 par value per share, of the Registrant (Preferred Stock) (ii) Aggregate number of securities to which transaction applies: As of the close of the business on July 8, 2026, the maximum number of shares of Common Stock to which this transaction applies is 5,504,974, and the maximum number of shares of Preferred Stock to which this transaction applies is 1. (iii) Per unit price of other underlying value of transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the Exchange Act): Solely for the purpose of calculating the filing fee pursuant to Exchange Act Rule 0-11(c), the underlying value of the transaction was calculated based on the product of (i) 5,504,974 shares of Common Stock and 1 share of Preferred Stock and (ii) multiplied by the highest estimated liquidating distribution of $3.54 per share (the Total Consideration). Pursuant to Exchange Act Rule 0-11(c) and Section 14(g) of the Exchange Act, the filing fee equals the product of 0.0001381 multiplied by the Total Consideration.